Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

November 23, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance NextShares Trust II (the “Registrant”) and its series Eaton Vance Bond NextShares, Eaton Vance Floating-Rate & High Income NextShares, Eaton Vance Global Macro Absolute Return NextShares, Eaton Vance Government Obligations NextShares, Eaton Vance High Income Opportunities NextShares, Eaton Vance High Yield Municipal Income NextShares, Eaton Vance National Municipal Income NextShares and Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares  (collectively the “Funds”)

Pre-Effective Amendment No. 4 (1933 Act File No. 333-197734)

Amendment No. 4 (1940 Act File No. 811- 22983) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 402 thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including prospectuses and statements of additional information (SAIs) for the Funds.  Pursuant to General Instruction B of Form N-1A, no filing fees are required to be paid prior to or at the time of filing the Amendment.  Pursuant to Rule 302 under Regulation S-T, the Registrant will maintain the manually signed Amendment at its principal offices.

The Amendment is marked to show changes from the Funds’ prospectuses and SAIs contained in the Registrant’s Pre-Effective Amendment No. 3 filed with the Securities and Exchange Commission (the “Commission”) on July 30, 2015 (Accession No. 0000940394-15-000982) (“Amendment No. 3”).  The Amendment also includes or incorporates by reference the exhibits required to be filed with the registration statement and audited financial statements.

The Amendment is filed for the purpose of responding to comments with respect to the Amendment No. 3 provided by Valerie Lithotomos, of the Staff of the Division of Investment Management of the Commission, to the undersigned via telephone.  The comments and the responses thereto (including the required representations) were previously filed electronically as a separate correspondence.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8305.

Very truly yours,

/s/ Maureen A. Gemma

Maureen A. Gemma, Esq.

Vice President